Real Estate Investments (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Real Estate Investments [Abstract]
October 1, 2012 - December 31, 2012	$ 4,980
2013	20,228
2014	20,416
2015	20,246
2016	19,858
Thereafter	72,222
Total	$ 157,950